OTHER PROVISIONS - Narrative (Details) - GBP (£) £ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
OTHER PROVISIONS (Details) - Narrative [Line Items]
Other provisions	£ 1,591	£ 1,591	£ 1,933
Restructuring provision	108	108	187
Payment Protection Insurance
OTHER PROVISIONS (Details) - Narrative [Line Items]
Total payment protection insurance to date		21,906
HBOS
OTHER PROVISIONS (Details) - Narrative [Line Items]
Value of offers after compensation assessment	50		790
Regulatory and legal provisions £m
OTHER PROVISIONS (Details) - Narrative [Line Items]
Charge for the year		225
Other provisions	708	708	1,054
Relating to the transitional service agreement | TSB Banking Group plc
OTHER PROVISIONS (Details) - Narrative [Line Items]
Other provisions	22	22
Total TSB various ongoing commitments to date today		665
Dilapidations, rent reviews and other property related matters
OTHER PROVISIONS (Details) - Narrative [Line Items]
Other provisions	112	112	114
Indemnities and other matters relating to legacy business disposals
OTHER PROVISIONS (Details) - Narrative [Line Items]
Other provisions	£ 86	£ 86	£ 78